Share-based awards and other equity instruments - RSUs activity (Details) - RSUs - € / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
RSUs
Beginning balance (in shares)	1,366,123
Granted (in shares)	3,730,412
Vested (in shares)	1,400,669
Cancelled (in shares)	723,842
Ending balance (in shares)	2,972,024	1,366,123
Weighted Average Grant Date Fair Value
Beginning balance (in EUR per share)	€ 2.92
Granted (in EUR per share)	1.94
Vested (in EUR per share)	2.43
Cancelled (in EUR per share)	2.56
Ending balance (in EUR per share)	€ 1.94	€ 2.92
Remaining contractual life	6 years	6 years